Other Non-Current Liabilities - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 07, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Loans And Borrowings [Line Items]
Percentage of cost of new mobile equipment purchased	90.00%
Accretion expense	$ 100,000	$ 60,201	$ 40,352
Effective interest rate of financial assets reclassified out of available-for-sale financial assets		3.75%
Interest payable quarterly over a period (in years)	6 years
Percentage of refundable security deposit	10.00%
Financial liabilities measured at amortized cost		$ 31,100	9,600
Current financial liabilities measured at amortised cost		3,900	1,100
Non-current financial liabilities measured at amortised cost		27,200	8,500
Deferred finance cost		500	1,000
Greenstone Gold Mines LP | Equipment Facility
Disclosure Of Loans And Borrowings [Line Items]
Remaining capacity		$ 34,700	$ 72,500